Financial Instruments - Summary of Fair Value of Trade Receivables, Other Non-current Assets And Borrowings Which Are Carried At Amortised Cost (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)		Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Financial Assets
Other non-current assets	₨ 94,084		$ 1,240		₨ 112,534
Disclosure of financial liabilities [abstract]
Borrowings	530,967	[1]	6,999	[1]	569,222	[1]	$ 7,503	₨ 579,475
Financial liabilities	295,617		3,898		225,245
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial Assets
Other non-current assets	94,084		1,240		112,534
Trade and other receivables	160,771		2,119		97,711
Financial assets	254,855		3,359		210,245
Disclosure of financial liabilities [abstract]
Borrowings	531,898		7,011		565,941
Financial liabilities	₨ 531,898		$ 7,011		₨ 565,941

[1]	Additionally, Non-current bank deposits of ₹ 1,107 million and ₹ 2,017 million ($ 27 million) as at March 31, 2021 and March 31, 2022 respectively have been included to form part of ‘total cash’ in the capital management disclosures.